Fair value measurements (Counterparty Credit Risk) (Detail) $ in Thousands	Mar. 31, 2017 USD ($) Financial_Institutions	Dec. 31, 2016 USD ($) Financial_Institutions
Counterparty Credit Risk
Derivative liabilities subject to acceleration | $	$ 363
Predecessor
Counterparty Credit Risk
Derivative liabilities subject to acceleration | $		$ 13,553
Concentration of Counterparty Credit Risk
Counterparty Credit Risk
Counterparty Credit Risk	4
Concentration of Counterparty Credit Risk | Predecessor
Counterparty Credit Risk
Counterparty Credit Risk		4
Derivative contracts, number of counterparties subject to offset under existing credit facility		4